Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 58,686	$ 134,305
Accounts receivable, net	301,515	298,281
Contract cost and recognized income not yet billed	37,090	23,732
Prepaid expenses and other assets	43,129	54,511
Parts and supplies inventories	11,893	10,071
Deferred income taxes	1,845	11,004
Assets held for sale	32,758	84,168
Total current assets	486,916	616,072
Property, plant and equipment, net	166,475	204,191
Goodwill	8,067	196,296
Other intangible assets, net	179,916	195,457
Deferred income taxes	0	16,570
Other assets	20,397	41,759
Total assets	861,771	1,270,345
Current liabilities:
Accounts payable and accrued liabilities	221,557	184,578
Contract billings in excess of cost and recognized income	18,000	14,858
Current portion of capital lease obligations	2,818	5,366
Notes payable and current portion of other long-term debt	31,623	71,594
Current portion of settlement obligation of discontinued operations	14,000	0
Current portion of government obligations	0	6,575
Accrued income taxes	4,983	2,356
Other current liabilities	7,475	4,832
Liabilities held for sale	13,990	31,425
Total current liabilities	314,446	321,584
Long-term debt	230,707	305,227
Capital lease obligations	3,646	5,741
Long-term portion of settlement obligation of discontinued operations	41,500	0
Contingent earnout	0	10,000
Long-term liabilities for unrecognized tax benefits	4,030	4,866
Deferred income taxes	2,994	60,563
Other long-term liabilities	32,870	38,824
Total liabilities	630,193	746,805
Contingencies and commitments (Note 16)
Stockholders' equity:
Preferred stock, par value $.01 per share, 1,000,000 shares authorized, none issued
Common stock, par value $.05 per share, 70,000,000 shares authorized (70,000,000 at December 31, 2010) and 49,423,152 shares issued at December 31, 2011 (48,546,817 at December 31, 2010)	2,471	2,427
Additional paid-in capital	680,289	674,173
Accumulated deficit	(455,840)	(161,824)
Treasury stock at cost, 829,526 shares at December 31, 2011 (629,320 at December 31, 2010)	(10,839)	(10,045)
Accumulated other comprehensive income	14,570	17,938
Total Willbros Group, Inc. stockholders' equity	230,651	522,669
Noncontrolling interest	927	871
Total stockholders' equity	231,578	523,540
Total liabilities and stockholders' equity	$ 861,771	$ 1,270,345